Disposition (Details) $ in Millions		4 Months Ended	12 Months Ended
	Apr. 16, 2019 CAD ($) MW	Apr. 16, 2019 CAD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposition			$ 0	$ 577
Waneta Expansion
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage sold	51.00%
Fortis' share of earnings before tax, excluding the gain on disposition	51.00%
Waneta Expansion
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Generating capacity (MW) | MW	335	335
Proceeds on disposition	$ 995	$ 995
Gain on disposition	577
Gain on disposition, after tax	$ 484
Earnings before tax, excluding the gain on disposition		$ 17